Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,122.63
Total Fee Amount	16.59
Total Offset Amount	0.00
Net Fee	$ 16.59
Offering Table N/A
Offset Table N/A	N/A